Expense Example	Apr. 30, 2026 USD ($)
Protective Life Dynamic Allocation Series – Conservative Portfolio | Protective Life Dynamic Allocation Series - Conservative Portfolio Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,396
Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Dynamic Allocation Series - Moderate Portfolio Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,119
Protective Life Dynamic Allocation Series - Growth Portfolio | Protective Life Dynamic Allocation Series - Growth Portfolio Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	$ 1,449